SCHEDULE OF OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Long-term deferred expenses	$ 4,292	$ 2,392
Total	$ 4,292	$ 2,392